Derivatives - Summary of Gain or loss On Derivatives (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative, Gain (Loss) on Derivative, Net	$ 64	$ (64)	$ 0
Other Income [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Gain (Loss) on Derivative, Net	$ 64	$ (64)	$ 0